Warburg Pincus Advisor Funds                                     April 30, 1999
Balanced Fund
Growth & Income Fund
Capital Appreciation Fund

                                    [GRAPHIC]

More complete information about the funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Warburg Pincus Advisor Funds, P.O. Box 9030, Boston, MA 02205-9030.

                                   [GRAPHIC]

From time to time, the funds' investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

The views of the funds' management are as of the date of the letters and portfolio holdings described in this document are as of April 30, 1999; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Warburg Pincus Balanced Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------
                                                                   June 15, 1999

Dear Shareholder:

     For the six months ended April 30, 1999, Warburg Pincus Balanced Fund had a return of 11.11%, vs. returns of 12.78% for the Lipper Balanced Funds Index,* 22.32% for the S&P 500 Index** and 0.52% for the Lehman Brothers Intermediate Government/Corporate Bond Index.*** The fund's one-year return through April 30, 1999 was 7.00%. Its five-year, 10-year and since-inception (on October 6,
1988)**** average annual total returns through April 30, 1999 were 15.47%, 13.39% and 13.26%,***** respectively. Note: Effective December 24, 1998, Dale C. Christensen no longer serves as Co-Portfolio Manager of the fund. As of that date, M. Anthony E. van Daalen and Charles C. Van Vleet joined Brian S. Posner and Scott T. Lewis as the fund's Co-Portfolio Managers.


Manager Commentary

     Domestic financial markets had decidedly mixed results during the period. Most major stock indexes had impressive gains, buoyed by a surprisingly healthy U.S. economy and investors' increased optimism regarding corporate profits. Notably, the rally in stocks extended to recently struggling areas, namely smaller-cap and cyclical stocks (though large-cap growth stocks continued to pace the market's advance). Most bond indexes, on the other hand, had modest gains, at best, in terms of total return. Hindering bonds were fears that the Federal Reserve--which cut interest rates three times between September and November--would, given the economy's strength, reverse course in order to contain potential inflation. This sentiment particularly weighed on Treasuries, with the yield on the 30-year Treasury bond rising 50 basis points to end the period at 5.65%.

     Against this backdrop, the fund had a good return in absolute terms, performing roughly in line with its Lipper benchmark. The fund's performance in part reflected its relatively conservative asset allocation. We maintained a roughly 60/40 balance between stocks and bonds throughout, seeing little incentive to take a more-aggressive stance, given overall market conditions.

     With respect to the fund's stock holdings, we maintained a value-based approach, emphasizing out-of-favor stocks of companies that stand to significantly improve their earnings (due, e.g., to a restructuring). This hampered the fund somewhat, since growth stocks outpaced value stocks for the six months (though the latter finished the period quite strongly). In terms of sector allocation, we made few noteworthy changes to the fund, though we added

Warburg Pincus Balanced Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

to our weighting in the banks and savings & loan area. These stocks came under pressure during the latter part of 1998, on concerns regarding credit quality, creating several compelling buying opportunities in our view.

     With regard to bond strategies, we maintained a bias toward high-quality, intermediate-term issues, which we viewed as attractive from a risk-adjusted perspective, and remained well-diversified by sector. One notable move we made here was to significantly increase our exposure to mortgage-backed bonds. Yield spreads between these securities and Treasuries widened significantly in the latter part of 1998, prompting us to add a number of mortgage-backed bonds we judged to be good values. All told, our bond strategies contributed positively to the fund's return.

     Going forward, we will continue to strive to provide competitive levels of longer-term total return, while attempting to limit overall volatility. In practice, this means focusing on mid- and large-capitalization stocks we believe have the best risk-adjusted expected returns, based on their earnings prospects and current valuations. Within the fund's bond component, our emphasis will remain on high-quality, intermediate-term issues that have what we deem to be attractive risk-adjusted yields as well as potential for longer-term appreciation.


Brian S. Posner                            M. Anthony E. van Daalen
Co-Portfolio Manager                       Co-Portfolio Manager

Scott T. Lewis                             Charles C. Van Vleet
Co-Portfolio Manager                       Co-Portfolio Manager

Warburg Pincus Balanced Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

---------------

    * The Lipper Balanced Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying funds in this investment objective, and is compiled by Lipper Inc.

   ** The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

  *** The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index (with no defined investment objective) of intermediate-term government and corporate bonds, and is calculated by Lehman Brothers Inc.

 **** Performance shown for the Advisor Class also includes the performance of the fund's Common Class since inception (on October 6, 1998) until the fund's Advisor Class was first offered on July 31, 1995. Because the Common Class had lower distribution fees, the expenses of the Common Class are lower than those of the Advisor Class. (Additionally, the fund's Common Class performance was favorably affected by expense waivers and/or reimbursements.) The performance shown has not been restated to reflect the lower expenses of the Common Class (or to adjust for the Common Class expense waivers and/or reimbursements). If it had, performance shown would have been lower.

***** Warburg Pincus Asset Management, Inc. assumed management of the fund on September 30, 1994.

Warburg Pincus Growth & Income Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------
                                                                   June 15, 1999

Dear Shareholder:

     For the six months ended April 30, 1999, Warburg Pincus Growth & Income Fund had a gain of 19.74%, vs. a gain of 22.32% for the S&P 500 Index.* The fund's one-year return through April 30, 1999 was 10.27%. Its five-year, 10-year and since-inception (on October 6, 1988)** average annual total returns through April 30, 1999 were 14.38%, 14.96 and 14.95%,*** respectively.

     The period was a positive one for the U.S. stock market as a whole. Buoyed by better-than-expected economic data and continued subdued inflation, most major domestic stock indexes rallied to finish the six months standing at or near all-time highs. Notably, while a relatively small group of large-cap growth stocks paced the market's advance through most of the period, investors "rotated" heavily toward value-type stocks (including recently out-of-favor cyclical stocks) in April. This may or may not imply a longer-term trend, but we view the recent broadening of the market's rally as a welcome development, and a sign that investors are focusing more intensely on valuations, both on an absolute and relative basis.

     Against this backdrop, the fund had a positive return, performing roughly in line with its benchmark. The fund trailed its benchmark by a fairly significant margin through much of the six months, but ended the period on a strong note, reflecting its continued focus on value stocks.

     We made no noteworthy changes to the fund during the period in terms of broad strategies. We continued to emphasize companies with good cash flows and improving longer-term earnings potential, due, for example, to a restructuring or to the launch of new products or services. In terms of sector strategies, we remained well-diversified, seeing little incentive to aggressively overweight any particular areas. That said, we significantly increased our weighting in the financial area, with a particular focus on bank stocks. We took advantage of weakness in the area (largely caused by concerns, late last year, that slowing economic growth would have a negative impact on credit quality) to add a number of bank stocks we deemed to be attractively priced.

     We also raised our exposure to cyclical stocks, primarily by adding to our weighting in the capital-equipment sector. Stocks we purchased included agricultural-equipment manufacturers that we judged to have improving earnings prospects.

Warburg Pincus Growth & Income Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

     Sector weightings we lowered during the period included food, beverages & tobacco, reflecting our valuation-based decision to eliminate certain positions here as well as our desire to further increase our weighting in cyclical-type stocks. Another area we de-emphasized was the telecommunications & equipment sector, also due to generally high valuations in the sector.

     Looking ahead, we believe that, the market's generally high valuations notwithstanding, many attractive investment opportunities exist. In this context, we will continue to strive to identify stocks that we deem to be fundamentally undervalued, based on factors such as price-to-book and debt-to-equity ratios.


Brian S. Posner
Portfolio Manager




----------------

  * The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

 ** Performance shown for the Advisor Class also includes the performance of the fund's Common Class since inception (on October 6, 1998) until the fund's Advisor Class was first offered on May 15, 1995. Because the Common Class had no distribution fees, the expenses of the Common Class are lower than those of the Advisor Class. (Additionally, the fund's Common Class performance was favorably affected by expense waivers and/or reimbursements.) The performance shown has not been restated to reflect the lower expenses of the Common Class (or to adjust for the Common Class expense waivers and/or reimbursements). If it had, performance shown would have been lower.

*** Warburg Pincus Asset Management, Inc. assumed management of the fund on January 1, 1992.

Warburg Pincus Capital Appreciation Fund
Semiannual Investment Adviser's Report -- April 30, 1999
--------------------------------------------------------------------------------
                                                                   June 15, 1999

Dear Shareholder:

     For the six months ended April 30, 1999, Warburg Pincus Capital Appreciation Fund had a gain of 27.12%, vs. a gain of 22.32% for the S&P 500 Index.* The fund's one-year return through April 30, 1999 was 19.12%. Its five-year, 10-year and since-inception (on August 17, 1987)** average annual total returns through April 30, 1999 were 25.15%, 17.23% and 15.61%, respectively.

     The period was a robust one for the U.S. stock market as a whole, with large-cap stocks performing especially well. Buoyed by a continued healthy mix of economic growth and low inflation, along with some encouraging news from emerging markets, most major domestic stock indexes rallied to end the period standing at or near record levels.

     Against this backdrop, the fund had a solid return, both in absolute terms and relative to its benchmark. Helping the fund were good performances from a number of its holdings, in particular its technology, financial, media and telecommunications stocks.

     We made few noteworthy changes to the fund during the six months in terms of overall strategies, remaining biased toward market sectors offering growth rates significantly greater than that of the overall economy. This proved beneficial to the fund's return, as stocks of growth-oriented companies outpaced those of cyclical (i.e., economically sensitive) companies during the period.

     With respect to sector exposure, notable areas of concentration for the fund continued to include the media & communications sector, a weighting we raised as the period progressed. Our primary focus here was on the cable area, reflecting our view that cable stocks stand to benefit over the longer term from the introduction of new cable models and digital television. Our cable holdings included service providers as well as content providers. We also maintained exposure to the radio area, which we believe will continue to grow in popularity as an advertising medium.

     Another area of emphasis for the fund was technology, including telecommunications-equipment companies. Our emphasis here remained on companies that we believe are well-positioned to benefit from the longer-term expansion of the Internet. In this context, our holdings included Internet equipment/software providers and companies offering information-management products and services.

Warburg Pincus Capital Appreciation Fund
Semiannual Investment Adviser's Report -- April 30, 1999 (cont'd)
--------------------------------------------------------------------------------

     Other notable sector weightings for the fund continued to include retail, where we remained focused on niche-type retailers; and financial services, where we maintained a bias toward asset-management companies.

     Looking ahead, we continue to see ample grounds for optimism regarding U.S. large-cap stocks, encouraged by the absence of serious inflationary pressures and by the resilient nature of the U.S. economy. That said, we believe that careful stock selection will remain paramount, given the market's generally lofty valuations and investors' propensity to abandon stocks that disappoint, even marginally, on the earnings front. In this context, we will continue to attempt to identify stocks that have what we deem to be good longer-term prospects, both in absolute terms and compared to the broader market.


Susan L. Black
Portfolio Manager
















---------------

 * The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

** Performance shown for the Advisor Class also includes the performance of the fund's Common Class since inception (on August 17, 1987) until the fund's Advisor Class was first offered on April 5, 1991. Because the Common Class had no distribution fees, the expenses of the Common Class are lower than those of the Advisor Class. (Additionally, the fund's Common Class performance was favorably affected by expense waivers and/or reimbursements.) The performance shown has not been restated to reflect the lower expenses of the Common Class (or to adjust for the Common Class expense waivers and/or reimbursements). If it had, performance shown would have been lower.

Warburg Pincus Balanced Fund
Statement of Net Assets--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                             Number of
                                              Shares        Value
                                             ---------    ----------
COMMON STOCKS (55.3%)
Aerospace & Defense (1.6%)
 Boeing Co.                                    1,600      $   65,000
 Gulfstream Aerospace Corp.+                  10,000         487,500
                                                          ----------
                                                             552,500
                                                          ----------
Banks & Savings & Loans (3.6%)
 Banc One Corp.                                4,800         283,200
 Citigroup, Inc.                               2,000         150,500
 Comerica, Inc.                                1,500          97,594
 Compass Bancshares, Inc.                      7,550         205,737
 Union Bank of California Corp.                3,000         102,375
 Wachovia Corp.                                1,100          96,662
 Washington Mutual, Inc.                       6,875         282,734
                                                          ----------
                                                           1,218,802
                                                          ----------
Building & Building Materials (0.7%)
 USG Corp.+                                    4,300         251,012
                                                          ----------
Capital Equipment (3.7%)
 American Standard Cos., Inc.+                 3,800         173,850
 Case Corp.                                    2,500          86,562
 Federal-Mogul Corp.                           8,000         351,000
 Ingersoll-Rand Co.                            4,400         304,425
 Kennametal, Inc.                              2,300          61,094
 Navistar International Corp.+                 5,400         282,487
                                                          ----------
                                                           1,259,418
                                                          ----------
Chemicals (0.9%)
 Avery-Dennison Corp.                          2,900         197,925
 Ferro Corp.                                   4,300         119,056
                                                          ----------
                                                             316,981
                                                          ----------
Communications & Media (2.1%)
 Clear Channel Communications, Inc.+           2,500         173,750
 Fox Entertainment Group, Inc.                 5,000         128,125
 MediaOne Group, Inc.+                         2,900         236,531
 Outdoor Systems, Inc.+                        7,000         176,312
                                                          ----------
                                                             714,718
                                                          ----------
Computers (5.4%)
 BMC Software, Inc.+                           7,500         322,969
 Citrix Systems, Inc.+                         2,400         102,000
 COMPAQ Computer Corp.+                        4,300          95,944
 Hewlett-Packard Co.                           5,300         418,037
 International Business Machines Corp.+        1,300         271,944
 Novell, Inc.+                                 5,000         111,250
 Sun Microsystems, Inc.+                       5,400         322,987
 Unisys Corp.+                                 6,700         210,631
                                                          ----------
                                                           1,855,762
                                                          ----------


                                             Number of
                                              Shares        Value
                                             ---------    ----------
COMMON STOCKS (cont'd)
Conglomerates (1.2%)
 Harsco Corp.                                  6,900      $  226,406
 United Technologies Corp.                     1,300         188,337
                                                          ----------
                                                             414,743
                                                          ----------
Consumer Durables (0.8%)
 Ford Motor Co.                                4,500         287,719
                                                          ----------
Consumer Non-Durables (1.0%)
 Jones Apparel Group, Inc.                     2,100          69,300
 Premark International, Inc.                   5,100         187,744
 Procter & Gamble Co.                          1,100         103,194
                                                          ----------
                                                             360,238
                                                          ----------
Electronics (2.6%)
 Gentex Corp.                                 11,900         357,744
 Intel Corp.                                   6,200         379,362
 Maxim Integrated Products, Inc.+              2,600         145,600
                                                          ----------
                                                             882,706
                                                          ----------
Energy (1.6%)
 Amerada Hess Corp.                            2,000         114,000
 Exxon Corp.                                   4,000         332,250
 Union Pacific Resources Group, Inc.+          8,000         112,000
                                                          ----------
                                                             558,250
                                                          ----------
Environmental Services (0.9%)
 Allied Waste Industries, Inc.+               11,100         196,331
 Waste Management, Inc.                        2,300         129,950
                                                          ----------
                                                             326,281
                                                          ----------
Financial Services (7.5%)
 Berkshire Hathaway, Inc. Class B+               100         247,000
 Countrywide Credit Industries, Inc.           4,800         217,500
 FINOVA Group, Inc.                            8,000         386,500
 Household International, Inc.                 8,200         412,562
 Lehman Brothers Holdings, Inc.                4,200         233,362
 MBIA, Inc.                                    1,800         121,050
 Merrill Lynch & Co., Inc.                     1,100          92,331
 National Western Life Insurance Co.
 Class A+                                      1,500         148,875
 PMI Group, Inc.                               8,600         479,987
 Terra Nova (Bermuda) Holdings,
 Ltd. Class A                                  7,050         158,184
 Waddell & Reed Financial, Inc.,
 Class A                                       2,400          54,150
                                                          ----------
                                                           2,551,501
                                                          ----------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd)--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                             Number of
                                              Shares        Value
                                             ---------    ----------
COMMON STOCKS (cont'd)
Food, Beverages & Tobacco (3.0%)
 Anheuser-Busch Cos., Inc.                     3,100      $  226,687
 Heinz (H.J.) Co.                              4,700         219,431
 Keebler Foods Co.+                            7,000         224,875
 Philip Morris Companies, Inc.                10,000         350,625
                                                          ----------
                                                           1,021,618
                                                          ----------
Healthcare (2.4%)
 Baxter International, Inc.                    1,400          88,200
 Becton, Dickinson & Co.                       7,800         290,063
 Tenet Healthcare Corp.+                       8,500         200,813
 Trigon Healthcare, Inc.+                      7,400         234,950
                                                          ----------
                                                             814,026
                                                          ----------
Industrial Mfg. & Processing (2.4%)
 Eaton Corp.                                   1,200         110,025
 Tyco International Ltd.                       5,200         422,500
 UNOVA, Inc.+                                 20,200         273,963
                                                          ----------
                                                             806,488
                                                          ----------
Lodging & Restaurants (0.7%)
 Promus Hotel Corp.+                           6,500         234,000
                                                          ----------
Oil Services (0.8%)
 Baker Hughes, Inc.                            5,600         167,300
 Halliburton Co.                               2,400         102,300
                                                          ----------
                                                             269,600
                                                          ----------
Pharmaceuticals (1.3%)
 Bristol-Myers Squibb Co.                      5,000         317,813
 Merck & Co., Inc.                             1,600         112,400
                                                          ----------
                                                             430,213
                                                          ----------
Real Estate (0.6%)
 Healthcare Realty Trust, Inc.
 (REIT)                                        9,900         215,944
                                                          ----------
Retail (3.5%)
 Federated Department Stores, Inc.+            2,300         107,381
 Home Depot, Inc.                              1,700         101,894
 May Department Stores Co.                     4,950         197,072
 OfficeMax, Inc.+                             12,000         121,500
 Ross Stores, Inc.                             3,900         179,156
 Safeway, Inc.+                                2,100         113,269
 Saks, Inc.                                    7,700         218,006
 TJX Cos., Inc.                                5,000         166,563
                                                          ----------
                                                           1,204,841
                                                          ----------
Telecommunications & Equipment (5.4%)
 Bell Atlantic Corp.                           9,000         518,625
 BellSouth Corp.                               2,000          89,500
 EchoStar Communications Corp.                 1,000         100,313


                                             Number of
                                              Shares        Value
                                             ---------    ----------

COMMON STOCKS (cont'd)
Telecommunications & Equipment (cont'd)
 Globalstar Telecommunications, LTD+           5,000     $  100,625
 MCI WorldCom, Inc.+                           3,800        312,313
 Nextel Communications, Inc.
 Class A                                       6,000        245,625
 QUALCOMM, Inc.+                               1,000        200,000
 SBC Communications, Inc.                      4,400        246,400
 U S West, Inc.                                  700         36,619
                                                         ----------
                                                          1,850,020
                                                         ----------
Transportation (0.5%)
 Landstar Systems, Inc.+                       2,900        112,919
 Mark VII, Inc.+                               3,400         48,450
                                                         ----------
                                                            161,369
                                                         ----------
Utilities- Electric (1.1%)
 Allegheny Energy, Inc.                        2,600         88,563
 American Electric Power Co., Inc.             2,900        120,169
 Wisconsin Energy Corp.                        5,900        158,563
                                                         ----------
                                                            367,295
                                                         ----------
TOTAL COMMON STOCKS
(Cost $14,895,174)                                        18,926,045
                                                          ----------
FOREIGN STOCKS (3.8%)
Bermuda (0.3%)
 Ace, Ltd.                                     3,300         99,825
                                                         ----------
France (1.0%)
 Rhone-Poulenc SA ADR                          2,350        110,744
 Total SA ADR                                  3,210        218,280
                                                         ----------
                                                            329,024
                                                         ----------
Netherlands (1.3%)
 Royal Dutch Petroleum Co. ADR                 7,300        428,419
                                                         ----------
United Kingdom (1.3%)
 BP Amoco PLC  ADR                             2,192        248,107
 WPP Group PLC ADR                             2,200        193,050
                                                         ----------
                                                            441,157
                                                         ----------
TOTAL FOREIGN STOCKS
(Cost $989,768)                                           1,298,425

PREFERRED SECURITIES (1.0%)
 Equity Residential Properties
 Trust Series C 9.125% (REIT)
 (Callable 09/09/06 @ $25.00)                 10,000        263,125
 Prologis Trust Series C 8.540%
 (Callable 11/13/26 @ $50.00)                  2,000         93,250
                                                         ----------
TOTAL PREFERRED SECURITIES
(Cost $365,500)                                             356,375
                                                         ----------


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd)--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                             Ratings                     Maturity
                                                           (Moody's/S&P)     Rate%         Date               Par        Value
                                                           -------------     -----       ---------           -----       ------
                                                                                                             (000)
U.S. CORPORATE BONDS (9.5%)
Banks & Savings & Loans (2.7%)
 African Development Bank Debentures
 (Yankee Bond 6.37)                                         (Aa1, AA-)       9.300       07/01/00            $370      $  384,800
 Bayerische Landesbank Deposit Note Series D
 (Callable 02/09/03 @ $100.00)                              (Aaa, AAA)       6.200       02/09/06             350         348,250
 Countrywide Home Loan Co.                                     (A3, A)       6.250       04/15/09             200         195,000
                                                                                                                       ----------
                                                                                                                          928,050
Capital Equipment (1.1%)
 Federal-Mogul Co.                                          (Ba2, BB+)       7.375       01/15/06             150         147,188
 Ingersoll-Rand Medium Term Note
 (Putable 11/19/03 @ $100.00)                                 (A3, A-)       6.230       11/19/27             245         249,288
                                                                                                                       ----------
                                                                                                                          396,476
Finance-Corporate (0.8%)
 Sears Roebuck Acceptance Corp.                               (A2, A-)       6.250       05/01/09             285         281,782
                                                                                                                       ----------
Financial Services (1.8%)
 First Union Corp. (Callable 04/15/08 @ $100.00,
 Putable 04/15/08 @ $100.00)                                  (A2, A-)       6.300       04/15/08             260         257,725
 Household Finance Corp.                                       (A2, A)       6.500       11/15/08             345         345,000
                                                                                                                       ----------
                                                                                                                          602,725
Industrial Mfg. & Processing (1.2%)
 Philip Morris Cos., Inc. (Putable 06/01/01 @ $100.00)         (A2, A)       6.950       06/01/06             200         202,500
 Qwest Communications International, Inc.
 Sr. Notes 144A                                             (Ba1, BB+)       7.500       11/01/08             190         199,500
                                                                                                                       ----------
                                                                                                                          402,000
Retail (0.5%)
 Lowe's Companies                                              (A2, A)       7.110       05/15/37             160         166,600
                                                                                                                       ----------
Telecommunications (0.9%)
 AT&T Capital Corp., Series MTNF                           (Baa3, BBB)       6.600       05/15/05             150         151,500
 Echostar DBS Corp., Series 144A
 (Callable 02/01/04 @ $104.688)                                (B2, B)       9.375       02/01/09             150         156,750
                                                                                                                       ----------
                                                                                                                          308,250
Utilities - Electric (0.5%)
 Potomac Electric Power
 (Callable 05/15/02 @ $103.21)                                 (A1, A)       8.500       05/15/27             150         157,875
                                                                                                                       ----------
TOTAL U.S. CORPORATE BONDS (Cost $3,232,665)                                                                            3,243,758
                                                                                                                       ----------
ASSET/MORTGAGE BACKED SECURITIES (16.7%)
 Amresco Commercial Mortgage Funding I
 Series 1997-C1, Class A1                                   (Aaa, AAA)       6.730       06/17/29             452         461,531
 California Infrastructure Pacific Gas and Electric,
 Series 97-1, Class A7                                        (NR, NR)       6.420       09/25/08              70          71,610
 Commonwealth Edison Transitional Funding
 Trust Series 1998-1 Cl-A6                                  (Aaa, AAA)       5.630       06/25/09             200         194,835

                See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd)--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                               Ratings                      Maturity
                                                             (Moody's/S&P)     Rate%          Date          Par          Value
                                                             -------------     -----        ---------      -----         ------
                                                                                                           (000)
ASSET/MORTGAGE BACKED SECURITIES (cont'd)
 First USA Credit Card Master Trust,
 Series 1998-4, Class A                                       (Aaa, AAA)       5.120         03/18/08     $  700       $  698,331
 Freddie Mac, Series 2072, Class Pk                           (Aaa, AAA)       6.000         07/15/24        580          578,885
 GE Capital Mortgage Services, Inc
 Series 1994-7, Class A10                                     (Aaa, AAA)       6.000         02/25/09        484          478,167
 General Motors Acceptance Corp
 Class A2 98                                                  (Aaa, AAA)       6.700         01/08/08        500          506,353
 Government National Mortgage Association
 Pass Through Pool# 002217X                                   (Aaa, AAA)       6.500         08/15/03          5            5,302
 MBNA Master Credit Card Trust,
 Series 1996-K, Class A                                       (Aaa, AAA)       5.665         03/15/06        480          476,832
 Mellon Residential Funding                                     (NR, NR)       5.610         10/25/28        720          701,663
 Morgan Stanley Mortgage Trust
 Series 40, Class 8                                            (NR, AAA)       7.000         07/20/21        590          597,857
 Mortgage Capital Funding, Series A2 9.55 AL                   (NR, AAA)       6.663         01/18/08        330          335,466
 Nomura Asset Securities Corp                                 (Aaa, AAA)       6.690         03/16/13        600          591,855
                                                                                                                       ----------
TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $5,725,440)                                                                                                       5,698,687
                                                                                                                       ----------
U.S. TREASURY BONDS (6 1%)
 U.S. Treasury Bond                                           (Aaa, AAA)       8.000         11/15/21      1,145        1,437,532
 U.S. Treasury Bond                                           (Aaa, AAA)       9.250         02/15/16        480          649,778
                                                                                                                       ----------
TOTAL U.S. TREASURY BONDS (Cost $2,148,171)                                                                             2,087,310
                                                                                                                       ----------
AGENCY OBLIGATIONS (5 3%)
 Fannie Mae                                                   (Aaa, AAA)       6.560         12/10/07        480          483,927
 Fannie Mae                                                   (Aaa, AAA)       5.690         12/01/08        349          335,951
 Fannie Mae, Series 1998-M4,
 Class B REMIC 98-M4                                          (Aaa, AAA)       6.424         12/25/23        600          603,819
 Federal Home Loan Bank                                       (Aaa, AAA)       5.125         09/15/03        410          402,519
                                                                                                                       ----------
TOTAL AGENCY OBLIGATIONS (Cost $1,856,950)                                                                              1,826,216
                                                                                                                       ----------


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Statement of Net Assets (cont'd) -- April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                  Number of
                                                                   Shares           Value
                                                                  ---------      -----------
SHORT TERM INVESTMENTS (2.3%)
 RBB Money Market Fund (Cost $773,800)                             773,800       $   773,800
                                                                                 -----------
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $29,987,477*)                           34,210,616
                                                                                 -----------
OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                                           6,484
                                                                                 -----------
NET ASSETS (100.0%) (applicable to 2,476,341 Common Class
shares and 16,421 Advisor Class shares)                                          $34,217,100
                                                                                 ===========
NET ASSET VALUE, offering and redemption price per
Common Class share ($33,992,290 divided by 2,476,341)                            $     13.73
                                                                                 ===========
NET ASSET VALUE, offering and redemption price per Advisor
Class share ($224,810 divided by 16,421)                                         $     13.69
                                                                                 ===========


                            INVESTMENT ABBREVIATIONS
                  ADR = American Depository Receipt
                   NR = Not Rated
                 REIT = Real Estate Investment Trust
                REMIC = Real Estate Mortgage Investment Conduit
--------------------------------------------------------------------------------
+  Non-income producing security.
*  Cost for federal income tax purposes is $30,018,760.


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Growth & Income Fund
Statement of Net Assets--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
                                                Number of
                                                 Shares             Value
                                                ---------       ------------
COMMON STOCKS (92.9%)
Aerospace & Defense (4.1%)
 Boeing Co.                                       83,500        $  3,392,187
 Gulfstream Aerospace Corp.+                     139,000           6,776,250
 Litton Industries, Inc.+                        130,500           8,172,562
 Raytheon Co.                                    183,000          12,661,312
                                                                ------------
                                                                  31,002,311
                                                                ------------
Banks & Savings & Loans (6.5%)
 Citigroup Inc.                                   86,800           6,531,700
 Comerica Inc.                                   227,800          14,821,237
 Compass Bancshares, Inc.                        102,100           2,782,225
 UnionBanCal Corp.                               117,700           4,016,512
 Wachovia Corp.                                  105,200           9,244,450
 Washington Mutual, Inc.                         304,800          12,534,900
                                                                ------------
                                                                  49,931,024
                                                                ------------
Building & Building Materials (1.5%)
 USG Corp.+                                      194,400          11,348,100
                                                                ------------
Business Services (0.7%)
 WPP Group PLC                                   585,100           5,171,962
                                                                ------------
Capital Equipment (8.5%)
 AlliedSignal, Inc.                              106,700           6,268,625
 American Standard Cos., Inc.+                   183,700           8,404,275
 Case Corp.                                      241,650           8,367,131
 Deere & Co.                                     132,900           5,714,700
 Emerson Electric Co.                             58,300           3,760,350
 Federal-Mogul Corp.                             182,800           8,020,350
 Ingersoll-Rand Co.                              187,000          12,938,062
 ITT Industries, Inc.                            104,300           3,754,800
 Kennametal, Inc.                                 43,700           1,160,781
 Navistar International Corp.                    131,600           6,884,325
                                                                ------------
                                                                  65,273,399
                                                                ------------
Chemicals (2.8%)
 Dow Chemical Co.                                 54,200           7,110,362
 Ferro Corp.                                     225,100           6,232,456
 Rhone-Poulenc SA ADR
 Series A                                        166,086           7,826,803
                                                                ------------
                                                                  21,169,621
                                                                ------------

                                                Number of
                                                 Shares             Value
                                                ---------       ------------
Computers (7.2%)
 BMC Software, Inc.+                             303,600        $ 13,073,775
 COMPAQ Computer Corp.+                          126,800           2,829,225
 Hewlett-Packard Co.                             163,600          12,903,950
 International Business Machines
 Corp.                                            64,700          13,534,431
 Unisys Corp.+                                   398,500          12,527,844
                                                                ------------
                                                                  54,869,225
                                                                ------------
Conglomerates (1.1%)
 Harsco Corp.                                    254,350           8,345,859
                                                                ------------
Consumer Durables (2.3%)
 Ford Motor Co.                                  275,900          17,640,356
                                                                ------------
Consumer Non-Durables (0.8%)
 Premark International, Inc.                     172,900           6,364,881
                                                                ------------
Energy (7.7%)
 Amerada Hess Corp.                              138,700           7,905,900
 BP Amoco PLC Sponsored ADR                      143,897          16,287,342
 Royal Dutch Petroleum Co. ADR                   426,600          25,036,087
 Total SA ADR                                     89,000           6,052,000
 Union Pacific Resources Group,
 Inc.                                            284,100           3,977,400
                                                                ------------
                                                                  59,258,729
                                                                ------------
Environmental Services (2.7%)
 Allied Waste Industries, Inc.+                  270,100           4,777,394
 Waste Management Inc.                           281,000          15,876,500
                                                                ------------
                                                                  20,653,894
                                                                ------------
Financial Services (13.9%)
 Ace, Ltd.                                        74,900           2,265,725
 American Express Co.                             17,050           2,228,222
 Banc One Corp.                                  305,900          18,048,100
 Countrywide Credit Industries,
 Inc.                                            225,800          10,231,562
 FINOVA Group, Inc.                               94,000           4,541,375
 Household International, Inc.                   246,600          12,407,062
 Lehman Brothers Holdings, Inc.                  185,200          10,290,175
 MBIA, Inc.                                      192,800          12,965,800
 Old Republic International Corp.                190,100           3,718,831


                See Accompanying Notes to Financial Statements.

Warburg Pincus Growth & Income Fund
Statement of Net Assets (cont'd)--April 30, 1999 (Unaudited)
----------------------------------------------------------------------------

                                                Number of
                                                 Shares             Value
                                                ---------       ------------
COMMON STOCKS (cont'd)
Financial Services (cont'd)
 MGIC Investment Corp.                           179,100        $  8,697,544
 PMI Group, Inc.                                 234,900          13,110,356
 Terra Nova Bermuda Holdings,
 Ltd. Class A                                    273,200           6,129,925
 Waddell & Reed Financial, Inc.,
 Class A                                          90,700           2,046,419
                                                                ------------
                                                                 106,681,096
                                                                ------------
Food, Beverages & Tobacco (4.9%)
 Anheuser-Busch Cos., Inc.                        85,500           6,252,187
 Corn Products International,
 Inc.                                            167,900           4,848,112
 Heinz (H.J.) Co.                                 76,800           3,585,600
 Keebler Foods Co.+                              263,600           8,468,150
 Philip Morris Companies, Inc.                   412,300          14,456,269
                                                                ------------
                                                                  37,610,318
                                                                ------------
Healthcare (4.0%)
 Baxter International, Inc.                      144,000           9,072,000
 Tenet Healthcare Corp.+                         234,250           5,534,156
 Trigon Healthcare, Inc.+                        264,350           8,393,113
 Wellpoint Health Networks,
 Inc.+                                           104,400           7,334,100
                                                                ------------
                                                                  30,333,369
                                                                ------------
Industrial Mfg. & Processing (3.5%)
 Dana Corp.                                       79,700           3,755,863
 Eaton Corp.                                      68,200           6,253,088
 Raychem Corp.                                    99,200           2,622,600
 UNOVA, Inc.                                   1,013,900          13,751,019
                                                                ------------
                                                                  26,382,570
                                                                ------------
Metals & Mining (1.8%)
 Alcoa, Inc.                                     222,108          13,826,223
                                                                ------------
Office Equipment & Supplies (0.6%)
 Pitney Bowes, Inc.                               70,600           4,937,588
                                                                ------------
Oil Services (1.6%)
 Baker Hughes, Inc.                              183,700           5,488,038
 Halliburton Co.                                  99,700           4,249,713
 Weatherford International, Inc.                  77,000           2,608,375
                                                                ------------
                                                                  12,346,126
                                                                ------------



                                                Number of
                                                 Shares             Value
                                                ---------       ------------
COMMON STOCKS (cont'd)
Real Estate (0.3%)
 Equity Residential Properties
 Trust (REIT)                                     45,800        $  2,118,250
                                                                ------------
Retail (8.3%)
 Consolidated Stores Corp.+                      245,400           8,435,625
 Federated Department Stores,
 Inc.+                                           181,300           8,464,444
 May Department Stores Co.                       228,300           9,089,194
 OfficeMax, Inc.+                                316,100           3,200,513
 Payless ShoeSource, Inc.+                        74,512           3,609,175
 Ross Stores, Inc.                               261,200          11,998,875
 Saks, Inc.                                      186,175           5,271,080
 Sears, Roebuck and Co.                          164,300           7,557,800
 TJX Cos., Inc.                                  179,200           5,969,600
                                                                ------------
                                                                  63,596,306
                                                                ------------
Telecommunications & Equipment (4.8%)
 Ameritech Corp.                                 185,600          12,702,000
 Bell Atlantic Corp.                             268,640          15,480,380
 SBC Communications, Inc.                        154,100           8,629,600
                                                                ------------
                                                                  36,811,980
                                                                ------------
Transportation (0.6%)
 Burlington Northern Santa Fe
 Corp.                                           117,700           4,310,763
                                                                ------------
Utilities - Electric (2.7%)
 Allegheny Energy, Inc.                          178,700           6,086,969
 American Electric Power Co.,
 Inc.                                            113,600           4,707,300
 DQE, Inc.                                        48,400           1,993,475
 Illinova Corp.                                  118,500           3,110,625
 Wisconsin Energy Corp.                          175,100           4,705,813
                                                                ------------
                                                                  20,604,182
                                                                ------------
TOTAL COMMON STOCKS
(Cost $572,822,075)                                              710,588,132
                                                                ------------
CONVERTIBLE PREFERRED STOCK (0.4%)
 Equity Residential Properties
 Series G 7.25% Convertible
 (Callable 09/15/02 @ $25.91)
 (Cost $3,649,429)                               146,000           3,348,875
                                                                ------------


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Growth & Income Fund
Statement of Net Assets (cont'd)--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                          Ratings
                                       (Moody's/S&P)    Rate%      Maturity Date    Par         Value
                                       -------------    -----      -------------  -------       -----
                                                                                   (000)
CORPORATE BONDS (0.5%)
 National Semiconductor Corp.
 (Convertible) (Cost $4,251,642)        (Ba2, BB)       6.500         10/01/02     $4,480    $  3,830,400

                                                                                   Number
                                                                                     of
                                                                                   Shares
                                                                                  -------
SHORT TERM INVESTMENTS (6.5%)
 Institutional Money Market Trust                                              12,797,799      12,797,800
 RBB Money Market Fund                                                         36,967,506      36,967,506
                                                                                             ------------
TOTAL SHORT TERM INVESTMENTS (Cost $49,765,306)                                                49,765,306
                                                                                             ------------
TOTAL INVESTMENTS AT VALUE (100.3%) (Cost $630,488,452*)                                      767,532,713
                                                                                             ------------
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%)                                                   (2,176,622)
                                                                                             ------------
NET ASSETS (100.0%) (applicable to 34,570,516 Common
Class shares and 4,291,524 Advisor Class shares)                                             $765,356,091
                                                                                             ============
NET ASSET VALUE, offering and redemption price per
Common Class share ($680,870,930 divided by 34,570,516)                                      $      19.70
                                                                                             ============
NET ASSET VALUE, offering and redemption price per Advisor
Class share ($84,485,161 divided by 4,291,524)                                               $      19.69
                                                                                             ============

                            INVESTMENT ABBREVIATIONS
                      ADR = American Depository Receipt
                      REIT = Real Estate Investment Trust
--------------------------------------------------------------------------------
+  Non-income producing security.
*  Cost for federal income tax purposes is $630,945,543.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Capital Appreciation Fund
Statement of Net Assets--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                Number of
                                                 Shares             Value
                                                ---------       ------------
COMMON STOCK (95.9%)
Aerospace & Defense (0.9%)
 Boeing Co.                                      206,800        $  8,401,250
                                                                ------------
Banks & Savings & Loans (5.9%)
 Banc One Corp.                                  222,600          13,133,400
 Bank of New York Co., Inc.                      320,900          12,836,000
 Morgan (J.P.) & Co., Inc.                       128,600          17,328,850
 Northern Trust Corp.                            107,500          10,010,937
                                                                ------------
                                                                  53,309,187
                                                                ------------
Business Services (1.2%)
 Omnicom Group, Inc.                             149,200          10,817,000
                                                                ------------
Capital Equipment (1.0%)
 Navistar International Corp.+                   177,000           9,259,312
                                                                ------------
Communications & Media (16.8%)
 America Online, Inc.+                            62,400           8,907,600
 AT&T Corp. - Liberty Media-A+                   335,500          21,430,062
 CBS Corp.                                       484,400          22,070,475
 Chancellor Media Corp.
 Class A+                                        135,800           7,452,025
 Clear Channel Communications,
 Inc.+                                            66,200           4,600,900
 Comcast Corp. Class A                            70,900           4,457,837
 Fox Entertainment Group, Inc.                   162,500           4,164,062
 Mediaone Group, Inc.+                           425,000          34,664,062
 Seagram Co. Ltd.                                157,000           9,007,875
 Shaw Communications, Inc.
 Class B+                                        285,300          11,554,650
 Time Warner, Inc.                               253,500          17,745,000
 USA Networks, Inc.                              150,500           5,624,937
 Westwood One, Inc.+                              25,000             856,250
                                                                ------------
                                                                 152,535,735
                                                                ------------
Computers (10.4%)
 Dell Computer Corp.+                            107,500           4,427,656
 EMC Corp.+                                      202,700          22,081,631
 International Business
 Machines Corp.                                   64,000          13,388,000
 Microsoft Corp.+                                281,800          22,913,862
 Novell, Inc.+                                   215,100           4,785,975
 Sun Microsystems, Inc.+                         291,100          17,411,419
 Unisys Corp.+                                   297,500           9,352,656
                                                                ------------
                                                                  94,361,199
                                                                ------------
Conglomerates (2.8%)
 General Electric Co.                            240,000          25,320,000
                                                                ------------


                                                Number of
                                                 Shares             Value
                                                ---------       ------------
COMMON STOCK (cont'd)
Consumer Durables (0.7%)
 Ford Motor Co.                                   93,500        $  5,978,156
                                                                ------------
Consumer Non-Durables (1.3%)
 Jones Apparel Group, Inc.+                       98,500           3,250,500
 Procter & Gamble Co.                             90,500           8,490,031
                                                                ------------
                                                                  11,740,531
                                                                ------------
Consumer Services (0.9%)
 Apollo Group, Inc.+                             165,100           4,086,225
 DeVRY, Inc.+                                    154,100           4,064,387
                                                                ------------
                                                                   8,150,612
                                                                ------------
Electronics (5.0%)
 Gentex Corp.+                                   177,800           5,345,112
 Intel Corp.                                     229,400          14,036,412
 Lexmark International Group,
 Inc. Class A+                                    37,400           4,618,900
 Motorola, Inc.                                   58,100           4,655,262
 Texas Instruments, Inc.                         129,000          13,174,125
 Xilinx, Inc.+                                    84,100           3,837,063
                                                                ------------
                                                                  45,666,874
                                                                ------------
Energy (2.4%)
 Alberta Energy Co., Ltd.                        127,500           3,761,250
 Bonneville Pacific Corp.+                        16,883             102,353
 Royal Dutch Petroleum Co.
 ADR                                             153,000           8,979,188
 Texaco, Inc.                                    148,800           9,337,200
                                                                ------------
                                                                  22,179,991
                                                                ------------
Financial Services (9.2%)
 American International Group,
 Inc.                                            113,800          13,364,388
 Associates First Capital Corp.
 Class A                                         374,400          16,590,600
 Berkshire Hathaway, Inc.
 Class A+                                            120           9,168,000
 Capital One Financial Corp.+                     63,700          11,063,894
 Charles Schwab Corp.                             47,400           5,202,150
 Freddie Mac                                     168,200          10,554,550
 Morgan Stanley, Dean Witter,
 & Co.                                           172,000          17,060,250
                                                                ------------
                                                                  83,003,832
                                                                ------------
Food, Beverages & Tobacco (1.8%)
 Anheuser-Busch Cos., Inc.                       120,200           8,789,625
 Keebler Foods Co.+                              223,500           7,179,938
                                                                ------------
                                                                  15,969,563
                                                                ------------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Capital Appreciation Fund
Statement of Net Assets--April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                         Number of
                                                          Shares       Value
                                                         ---------  ------------

COMMON STOCK (cont'd)
Industrial Manufacturing & Processing (1.9%)
 Tyco International Ltd.                                  211,900    $17,216,875
                                                                     -----------
Leisure & Entertainment (0.8%)
 Carnival Corp.                                           181,700      7,495,125
                                                                     -----------
Lodging & Restaurants (0.7%)
 Marriott International, Inc.
 Class A                                                  158,100      6,620,438
                                                                     -----------
Office Equipment & Supplies (2.2%)
 Pitney Bowes, Inc.                                       166,100     11,616,619
 Xerox Corp.                                              140,400      8,248,500
                                                                     -----------
                                                                      19,865,119
                                                                     -----------
Oil Services (3.8%)
 Halliburton Co.                                          388,400     16,555,550
 Schlumberger, Ltd.                                       282,600     18,051,075
                                                                     -----------
                                                                      34,606,625
                                                                     -----------
Pharmaceuticals (7.0%)
 Bristol-Myers Squibb Co.                                 255,600     16,246,575
 Lilly ( Eli ) & Co.                                      113,200      8,334,350
 Merck & Co., Inc.                                        111,400      7,825,850
 Pfizer, Inc.                                             125,400     14,428,838
 Warner Lambert Co.                                       239,400     16,264,238
                                                                     -----------
                                                                      63,099,851
                                                                     -----------
Publishing (2.5%)
 Reader's Digest Assn., Inc.
 Class A                                                  233,800      8,314,513
 Wiley (John) & Sons, Inc.
 Class A                                                  357,000     14,436,188
                                                                     -----------
                                                                      22,750,701
                                                                     -----------
Retail (6.5%)
 Bed, Bath & Beyond, Inc.+                                259,200      9,250,200
 Costco Companies, Inc.+                                  103,200      8,352,750
 Dayton Hudson Corp.                                       69,400      4,671,488
 Home Depot, Inc.                                         236,700     14,187,206
 Ross Stores, Inc.                                        102,700      4,717,781
 Safeway, Inc.+                                           166,400      8,975,200
 Staples, Inc.+                                           279,400      8,382,000
                                                                     -----------
                                                                      58,536,625
                                                                     -----------


                                                       Number of
                                                        Shares          Value
                                                       ---------    ------------
COMMON STOCK (cont'd)
Telecommunications & Equipment (8.6%)
 AirTouch Communications,
 Inc+                                                    93,000     $  8,683,875
 Bell Atlantic Corp.                                     84,700        4,880,838
 Cisco Systems, Inc.+                                   199,800       22,789,688
 EchoStar Communications
 Corp+                                                   78,700        7,894,594
 Exodus Communications, Inc.+                            37,400        3,370,675
 Infinity Broadcasting Inc.+                            145,000        4,014,688
 Lucent Technologies, Inc.                              148,500        8,928,563
 MCI Worldcom, Inc.+                                    152,600       12,541,813
 Nextel Communications, Inc.
 Class A+                                               112,400        4,601,375
                                                                    ------------
                                                                      77,706,109
                                                                    ------------
Transportation (1.6%)
 FDX Corp.+                                             132,900       14,959,556
                                                                    ------------
TOTAL COMMON STOCK
(Cost $638,008,533)                                                  869,550,266
                                                                    ------------
PREFERRED STOCK (0.0%)
 Fresenius National Medical, Inc.
 Class D+ (Cost $18,553)                                 90,000            2,520
                                                                    ------------
SHORT TERM INVESTMENTS (3.3%)
 RBB Money Market Fund
 (Cost $29,431,422)                                  29,431,422       29,431,422
                                                                    ------------
TOTAL INVESTMENTS AT VALUE
(99.2%) (Cost $667,458,508*)                                         898,984,208
                                                                    ------------
OTHER ASSETS IN EXCESS
OF LIABILITIES (0.8%)                                                  7,403,388
                                                                    ------------
NET ASSETS (100.0%) (applicable to
36,933,840 Common Class shares
and 1,185,456 Advisor Class shares)                                 $906,387,596
                                                                    ============
NET ASSET VALUE, offering and
redemption price per Common Class
share ($878,708,813 (divided by)
 36,933,840)                                                        $      23.79
                                                                    ============
NET ASSET VALUE, offering and
redemption price per Advisor Class
share ($27,678,783 (divided by)
1,185,456)                                                          $      23.35
                                                                    ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipt
-------------

+ Non-income producing security.
* Cost for federal income tax purposes is $668,461,543.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Funds
Statements of Operations
For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Warburg Pincus   Warburg Pincus
                                                                          Balanced      Growth & Income
                                                                            Fund             Fund
                                                                       --------------   ---------------
Investment Income:
    Dividends                                                           $     115,467    $   5,084,384
    Interest                                                                  462,352        1,502,708
    Foreign taxes withheld                                                        127                0
                                                                        -------------    -------------
      Total investment income                                                 577,946        6,587,092
                                                                        -------------    -------------
Expenses:
    Investment advisory                                                       156,891        2,904,393
    Administrative services                                                    47,401          903,762
    Audit                                                                       5,380           13,167
    Custodian/Sub-custodian                                                    10,485           66,614
    Directors/Trustees                                                          5,449            4,895
    Insurance                                                                     335           13,266
    Interest                                                                      (79)             220
    Legal                                                                      26,048           40,441
    Printing                                                                    7,821           53,635
    Registration                                                               14,596           62,801
    Shareholder servicing/distribution                                         43,860          227,053
    Transfer agent                                                             20,262          412,354
    Miscellaneous                                                               4,081           11,102
                                                                        -------------    -------------
                                                                              342,530        4,713,703
    Less: fees waived, expenses reimbursed and transfer agent offsets        (106,914)         (15,646)
                                                                        -------------    -------------
      Total expenses                                                          235,616        4,698,057
                                                                        -------------    -------------
        Net investment income (loss)                                          342,330        1,889,035
                                                                        -------------    -------------
Net Realized and Unrealized Gain (Loss) from Investments and
  Foreign Currency Related Items:
    Net realized gain from security transactions                            2,582,282       99,441,225
    Net realized loss from foreign currency related items                          (3)            (653)
    Net change in unrealized appreciation (depreciation) from
      investments and foreign currency related items                          813,193       39,953,612
        Net realized and unrealized gain (loss) from investments and
          foreign currency related items                                    3,395,472      139,394,184
                                                                        -------------    -------------
Net increase in net assets resulting from operations                    $   3,737,802    $ 141,283,219
                                                                        =============    =============


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Funds
Statements of Operations
For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                       Warburg Pincus
                                                                    Capital Appreciation
                                                                            Fund
                                                                    --------------------
Investment Income:
    Dividends                                                           $   2,372,018
    Interest                                                                  799,437
                                                                        -------------
      Total investment income                                               3,171,455
                                                                        -------------
Expenses:
    Investment advisory                                                     2,813,328
    Administrative services                                                   767,306
    Audit                                                                      13,791
    Custodian/Sub-custodian                                                    67,549
    Directors/Trustees                                                          6,669
    Insurance                                                                   9,082
    Interest                                                                    2,479
    Legal                                                                      28,859
    Organizational Costs                                                            0
    Printing                                                                   33,407
    Registration                                                               42,941
    Shareholder servicing/distribution                                         76,666
    Transfer agent                                                            155,755
    Miscellaneous                                                               9,264
                                                                        -------------
                                                                            4,027,096
    Less: fees waived, expenses reimbursed and transfer agent offsets         (16,292)
                                                                        -------------
      Total expenses                                                        4,010,804
                                                                        -------------
        Net investment income (loss)                                         (839,349)
                                                                        -------------
Net Realized and Unrealized Gain (Loss) from Investments and
  Foreign Currency Related Items:
    Net realized gain from security transactions                           94,539,565
    Net change in unrealized appreciation (depreciation) from
      investments and foreign currency related items                       92,193,444
        Net realized and unrealized gain (loss) from investments and
          foreign currency related items                                  186,733,009
                                                                        -------------
Net increase in net assets resulting from operations                    $ 185,893,660
                                                                        =============

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            Warburg Pincus
                                                                             Balanced Fund
                                                                 -------------------------------------
                                                                    For the
                                                                  Six Months
                                                                     Ended                For the
                                                                 April 30, 1999          Year Ended
                                                                  (Unaudited)         October 31, 1998
                                                                 --------------       ----------------
From Operations:
  Net investment income (loss)                                   $     342,330         $     683,836
  Net realized gain (loss) from security transactions                2,582,282             2,812,164
  Net realized gain (loss) from foreign currency related items              (3)                 (135)
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                     813,193            (1,287,911)
                                                                 -------------         -------------
  Net decrease in net assets resulting from operations               3,737,802             2,207,954
                                                                 -------------         -------------
From Distributions:
  Dividends from net investment income:
    Common Shares                                                     (376,236)             (719,467)
    Advisor Shares                                                      (1,998)               (2,872)
  Distributions from realized gains:
    Common Shares                                                   (2,782,788)           (3,441,034)
    Advisor Shares                                                     (16,488)              (14,992)
                                                                 -------------         -------------
  Net decrease in net assets from distributions                     (3,177,510)           (4,178,365)
                                                                 -------------         -------------
From Capital Share Transactions:
  Proceeds from sale of shares                                       3,463,726            11,352,063
  Reinvested dividends                                               3,037,668             4,064,531
  Net asset value of shares redeemed                                (8,554,299)          (16,188,224)
                                                                 -------------         -------------
    Net increase (decrease) in net assets from capital share
      transactions                                                  (2,052,905)             (771,630)
                                                                 -------------         -------------
  Net increase (decrease) in net assets                             (1,492,613)           (2,742,041)
Net Assets:
  Beginning of period                                               35,709,713            38,451,754
                                                                 -------------         -------------
  End of Period                                                  $  34,217,100         $  35,709,713
                                                                 =============         =============
  Undistributed net investment income                            $      39,026         $      74,933
                                                                 =============         =============



                                                                          Warburg Pincus                     Warburg Pincus
                                                                       Growth & Income Fund            Capital Appreciation Fund
                                                                ---------------------------------  ---------------------------------
                                                                    For the                           For the
                                                                   Six Months                        Six Months
                                                                     Ended           For the           Ended            For the
                                                                April 30, 1999      Year Ended     April 30, 1999     Year Ended
                                                                  (Unaudited)    October 31, 1998   (Unaudited)     October 31, 1998
                                                                --------------   ----------------  --------------   ----------------
From Operations:
  Net investment income (loss)                                   $   1,889,035    $   6,380,894    $    (839,349)    $     210,812
  Net realized gain (loss) from security transactions               99,441,225       24,894,866       94,539,565        29,522,830
  Net realized gain (loss) from foreign currency related items            (653)          (3,613)               0                 0
  Net change in unrealized appreciation (depreciation) from
    investments and foreign currency related items                  39,953,612       24,414,986       92,193,444        48,854,862
                                                                 -------------    -------------    -------------     -------------
  Net decrease in net assets resulting from operations             141,283,219       55,687,133      185,893,660        78,588,504
                                                                 -------------    -------------    -------------     -------------
From Distributions:
  Dividends from net investment income:
    Common Shares                                                   (2,051,986)      (5,674,968)        (217,980)       (2,188,710)
    Advisor Shares                                                     (58,137)        (427,925)               0                 0
  Distributions from realized gains:
    Common Shares                                                  (21,637,029)     (96,860,727)     (29,615,988)     (106,778,405)
    Advisor Shares                                                  (2,951,282)     (14,171,470)      (1,286,536)       (6,058,534)
                                                                 -------------    -------------    -------------     -------------
  Net decrease in net assets from distributions                    (26,698,434)    (117,135,090)     (31,120,504)     (115,025,649)
                                                                 -------------    -------------    -------------     -------------
From Capital Share Transactions:
  Proceeds from sale of shares                                     122,266,163      386,958,954      186,308,301       232,010,450
  Reinvested dividends                                              25,985,095      113,559,285       29,488,316       111,165,032
  Net asset value of shares redeemed                              (297,685,588)    (334,997,984)    (137,675,857)     (254,936,850)
                                                                 -------------    -------------    -------------     -------------
    Net increase (decrease) in net assets from capital share
      transactions                                                (149,434,330)     165,520,255       78,120,760        88,238,632
                                                                 -------------    -------------    -------------     -------------
  Net increase (decrease) in net assets                            (34,849,545)     104,072,298      232,893,916        51,801,488
Net Assets:
  Beginning of period                                              800,205,636      696,133,338      673,493,680       621,692,192
                                                                 -------------    -------------    -------------     -------------
  End of Period                                                  $ 765,356,091    $ 800,205,636    $ 906,387,596     $ 673,493,680
                                                                 =============    =============    =============     =============
  Undistributed net investment income                            $      56,109    $     277,849    $    (957,636)    $      99,693
                                                                 =============    =============    =============     =============


                 See Accompanying Notes to Financial Statements.

Warburg Pincus Balanced Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                            For the Six
                                            Months Ended                      For the Year Ended October 31,
                                            April 30, 1999    -------------------------------------------------------------
PERIOD ENDED:                                (Unaudited)         1998       1997**         1997#        1996#      1995##
                                            --------------    ----------  ----------    ----------   ----------   ---------
Per-share data
Net asset value, beginning of period          $    13.47      $    14.37  $    14.22    $    11.94   $   11.13    $   10.72
                                              ----------      ----------  ----------    ----------   ---------    ---------
Investment activities:
  Net investment income (loss)                      0.13            0.21        0.03         (0.02)       0.37         0.01
  Net gains or losses on investments
    (both realized and unrealized)                  1.28            0.41        0.15          2.68        0.68         0.39
                                              ----------      ----------  ----------    ----------   ---------    ---------
      Total from investment activities              1.41            0.62        0.18          2.65        1.05         0.41
                                              ----------      ----------  ----------    ----------   ---------    ---------
Distributions:
  From net investment income                       (0.13)          (0.23)      (0.04)        (0.22)      (0.09)     --
  From realized capital gains                      (1.06)          (1.29)    --              (0.15)      (0.15)     --
                                              ----------      ----------  ----------    ----------   ---------    ---------
      Total distributions                          (1.19)          (1.52)      (0.04)        (0.37)      (0.24)     --
                                              ----------      ----------  ----------    ----------   ---------    ---------
Net asset value, end of period                $    13.69      $    13.47  $    14.37    $    14.22   $   11.94    $   11.13
                                              ==========      ==========  ==========    ==========   =========    =========
Total return                                       11.11%           4.93%       1.30%        22.66%       9.56%        3.82%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)      $      225         $   168     $   158       $   149      $   12      $     1
    Ratio of expenses to average net assets         1.60%*@         1.60        1.60%*@       1.60%       1.71%@       1.76%*
    Ratio of net loss to average net assets         1.71%*          1.52%       1.13%*        1.53%      (4.11)%       2.00%*
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                0.62%*          1.19%*      1.35%*        1.21%    203.35%       626.71%*
Portfolio turnover rate                            63.75%         132.01%         15%          120%       108%          107%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

+   Non-annualized.

*   Annualized.

**  For the two months ended October 31, 1997.

#   For the years ended August 31.

##  For the period July 31, 1995 (Commencement of Operations) to August 31,
    1995.

--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Growth &Income Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------


                                             For the Six
                                             Months Ended                       For the Year Ended October 31,
                                            April 30, 1999   ---------------------------------------------------------------------
PERIOD ENDED:                                (Unaudited)        1998          1997**         1997#          1996#         1995##
                                            --------------   ----------     ----------     ----------     ----------    ----------
Per-share data
Net asset value, beginning of period          $    16.96     $    18.55     $    18.42     $    14.88     $    16.38    $    14.87
                                              ----------     ----------     ----------     ----------     ----------    ----------
Investment activities:
  Net investment income                             --             0.10           0.01           0.07           0.08          0.02
  Net gains or losses on investments
    (both realized and unrealized)                  3.27           1.35           0.14           3.55          (0.69)         1.53
                                              ----------     ----------     ----------     ----------     ----------    ----------
      Total from investment activities              3.27           1.45           0.15           3.62          (0.61)         1.56
                                              ----------     ----------     ----------     ----------     ----------    ----------
Distributions:
  From net investment income                       (0.01)         (0.09)         (0.02)         (0.08)         (0.07)        (0.05)
  From realized capital gains                      (0.53)         (2.95)       --             --               (0.81)      --
                                              ----------     ----------     ----------     ----------     ----------    ----------
      Total distributions                          (0.54)         (3.04)         (0.02)         (0.08)         (0.89)        (0.05)
                                              ----------     ----------     ----------     ----------     ----------    ----------
Net asset value, end of period                $    19.69     $    16.96     $    18.55     $    18.42     $    14.88    $    16.38
                                              ==========     ==========     ==========     =========================    ==========
Total return                                       19.74%+         8.70%           .81%+        24.37%         (3.92)%       10.49%+
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)      $   84,485     $   96,397     $   87,929     $   84,867     $   79,565    $   56,902
    Ratio of expenses to average net assets         1.65%*@        1.55%@         1.58%*@        1.54%@         1.59%@        1.92%*
    Ratio of net income to average net assets       0.05%*         0.47%          0.35%*         0.43%          0.28%         0.43%*
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                0.00%*         0.00%          0.00%          0.00%          0.00%         0.00%
Portfolio turnover rate                            37.57%+        78.33%            19%+          148%            94%          109%*

--------------------------------------------------------------------------------

@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.

+  Non-annualized.

*  Annualized.

** For the two months ended October 31, 1997.

#  For the years ended August 31.

## For the period May 15, 1995 (Commencement of Operations) to August 31, 1995.

--------------------------------------------------------------------------------

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Capital Appreciation Fund
Financial Highlights
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                              For the Six
                                             Months Ended                           For the Year Ended October 31,
                                            April 30, 1999     -------------------------------------------------------------------
PERIOD ENDED:                                 (Unaudited)          1998           1997          1996           1995          1994
                                            --------------     ---------      ---------     ---------      ---------      --------
Per-share data
Net asset value, beginning of period          $    19.21      $    20.82     $    17.73    $    16.26     $    14.22    $    15.28
                                              ----------      ----------     ----------    ----------     ----------    ----------
Investment activities:
  Net investment income (loss)                     (0.10)          (0.09)          0.02          0.02           --           (0.08)
  Net gains or losses on investments
    (both realized and unrealized)                  5.15            2.29           4.88          3.49           3.02           .23
                                              ----------      ----------     ----------    ----------     ----------    ----------
      Total from investment activities              5.05            2.20           4.90          3.51           3.02          0.15
                                              ----------      ----------     ----------    ----------     ----------    ----------
Distributions:
  From net investment income                        --              --            (0.01)         --             --           (0.02)
  From realized capital gains                      (0.91)          (3.81)         (1.80)        (2.04)         (0.98)        (1.19)
                                              ----------      ----------     ----------    ----------     ----------    ----------
      Total distributions                          (0.91)          (3.81)         (1.81)        (2.04)         (0.98)        (1.21)
                                              ----------      ----------     ----------    ----------     ----------    ----------
Net asset value, end of period                $    23.35      $    19.21     $    20.82    $    17.73     $    16.26    $    14.22
                                              ==========      ==========     ==========    ==========     ==========    ==========
Total return                                       27.12%          12.23%         30.37%        24.15%         23.41%         1.23%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)      $   27,679      $   26,836     $   34,601    $   23,440     $   11,594    $    8,169
  Ratio of expenses to average net assets           1.48%*@         1.43%@         1.48%@        1.54%@         1.62%         1.55%
  Ratio of net loss to average net assets          (0.69)%*        (0.39)%         0.08%         0.09%         (0.18)%       (0.24)%
  Decrease reflected in above operating
    expense ratios due to waviers/
    reimbursements                                  --              --             --            --             --            0.01%
Portfolio turnover rate                            75.02%         168.67%        238.11%       170.69%        146.09%        51.87%

--------------------------------------------------------------------------------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expenses ratio by .00% for the six months ended April 30, 1999 and by .00%, .00%, and .01% for the year ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios, after reflecting these arrangements were 1.48% for the six months ended April 30, 1999 and 1.43%, 1.48%, and 1.53% for the year ended October 31, 1998, 1997 and 1996, respectively.

                 See Accompanying Notes to Financial Statements.

Warburg Pincus Funds
Notes to Financial Statements
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

     The Warburg Pincus Balanced Fund, Warburg Pincus Growth & Income Fund, and the Warburg Pincus Capital Appreciation Fund are registered under the Investment Company Act of 1940, as amended (1940 Act), as diversified, open-end management investment companies.

     Investment objectives for each fund are as follows: the Balanced Fund seeks maximum total return (through a combination of long-term growth of capital, and current income) consistent with preservation of capital; the Growth & Income Fund seeks long-term growth of capital, income and a reasonable current return; and the Capital Appreciation Fund seeks long-term capital appreciation.

     Each fund offers two classes of shares, one class being referred to as the Common Class and one class being referred to as the Advisor Class. Common Class and Advisor Class shares in each fund represent an equal pro rata interest in such fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Common Class shares for the Balanced Fund bear expenses paid pursuant to a shareholder servicing and distribution plan at an annual rate of .25% of the average daily net asset value of the fund's Common Class. Advisor Class shares bear expenses paid pursuant to a distribution plan at an annual rate not to exceed .75% of the average daily net asset value of each fund's Advisor Class. Advisor Class shares are currently bearing expenses of .50% of average daily net assets.

     The net asset value of each fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each fund's investments are valued at market value, which is generally determined using market quotations. If no sales are reported, investments are generally valued at the mean between the last reported bid and asked prices. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors/Trustees believes accurately reflects fair value. Debt that will mature in 60 days or less is valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

     The books and records of the funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The funds do not isolate that portion of realized gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The funds isolate that portion of realized gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

     Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses, principally distribution and shareholder servicing fees and transfer agent fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. Effective November 1, 1998, class-specific expenses no longer include transfer agent fees; accordingly these fees will be allocated proportionately based upon the relative net asset value of outstanding shares of the fund. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

     Dividends from net investment income, if any, are declared and paid annually (except with respect to the Growth & Income Fund and the Balanced Fund which dividends, if any, are paid quarterly). Distributions of net realized capital gains, if any, are declared and paid annually for all funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

     No provision is made for federal taxes as it is each fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund, along with other Warburg Pincus Funds, transfers uninvested cash balances to a pooled cash account, which is invested in

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies -- (cont'd)

repurchase agreements secured by U.S. government securities. Securities, pledged as collateral for repurchase agreements, are held by the funds' custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the counterparty to the agreement, retention of the collateral may be subject to legal proceedings.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     The funds have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expense. For the six months ended April 30, 1999, the funds received credits or reimbursements under this arrangement as follows:

     Fund                                                     Amount
     ----                                                     -------
     Balanced                                                 $   651
     Growth & Income                                           15,646
     Capital Appreciation                                      16,292

2. Investment Adviser, Co-Administrators and Distributor

     Warburg Pincus Asset Management, Inc. (Warburg) which is indirectly controlled by Warburg, Pincus & Co., serves as each fund's investment adviser. On February 15, 1999, Warburg, Pincus & Co. and Credit Suisse Group announced that they reached an agreement for Credit Suisse to acquire Warburg. Under the terms of the arrangement, no immediate changes are planned to Warburg investment portfolio managers and investment professionals. The Warburg Pincus Funds, Board of Directors/Trustees and shareholders have approved the "assignment" of each fund's current investment advisory agreement with Warburg. The transaction is expected to be completed in mid-1999. For its investment advisory services, Warburg receives the following fees based on each fund's average daily net assets:

     Fund                                          Annual Rate
     ------                              --------------------------------
     Balanced                            .90% of average daily net assets
     Growth & Income                     .75% of average daily net assets
     Capital Appreciation                .70% of average daily net assets

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

     For the six months ended April 30, 1999, investment advisory fees, voluntary waivers and reimbursements were as follows:

                                         Gross                         Net
     Fund                             Advisory Fee      Waiver     Advisory Fee
     ----                            -------------     --------    ------------
     Balanced                          $  156,891      $(80,114)    $   76,777
     Growth & Income                    2,907,880             0      2,907,880
     Capital Appreciation               2,813,328             0      2,813,328

     Counsellors Funds Service, Inc. (CFSI), a wholly-owned subsidiary of Warburg, and PFPC Inc. (PFPC), an indirect, wholly-owned subsidiary of PNC Bank Corp. (PNC), serve as each fund's co-administrators. For its administrative services, CFSI currently receives a fee calculated at an annual rate of .10% of each fund's average daily net assets. For the six months ended April 30, 1999, administrative services fees earned by CFSI were as follows:

     Fund                                            Co-Administration Fee
     ----                                            ---------------------
     Balanced                                               $ 17,432
     Growth & Income                                         387,717
     Capital Appreciation                                    401,904

     (For administrative services to the Balanced Fund and the Growth & Income Fund, PFPC receives a fee calculated at an annual rate of .15% of each fund's first $500 million of average daily net assets, .10% of the next $1 billion and
 .05% of each fund's average daily net assets over $1.5 billion). For the Capital Appreciation Fund, PFPC receives a fee calculated at an annual rate of .10% on the fund's first $500 million in average daily net assets, .075% on the next $1 billion in average daily net assets and .05% of average daily net assets in excess of $1.5 billion.

     For the six months ended April 30, 1999, administrative service fees earned and voluntarily waived by PFPC (including out-of-pocket expenses) were as follows:

                                                                     Net
     Fund                   Co-Administration                 Co-Administration
                                   Fee             Waiver            Fee
     ----                   -----------------     --------    -----------------
     Balanced                      $ 29,969       $(26,149)       $  3,820
     Growth & Income                516,045              0         516,045
     Capital Appreciation           365,402              0         365,402

     Counsellors Securities Inc. (CSI), also a wholly-owned subsidiary of Warburg, serves as each fund's distributor. No compensation is payable by the Capital Appreciation Fund or the Growth & Income Fund to CSI for distribution services. For its shareholder and distribution services to the Balanced Fund, CSI receives a fee calculated at an annual rate of .25% of the

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

2. Investment Adviser, Co-Administrators and Distributor -- (cont'd)

average daily net assets of the Common Class of the fund pursuant to a shareholder servicing and distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act. For its distribution services for the Adviser Class of each fund, CSI receives a fee at an annual rate of .50%, of the average daily net assets of the funds' Advisor Class pursuant to distribution plan adopted by each fund pursuant to Rule 12b-1 under the 1940 Act. CSI pays all of the Advisor Class fees to institutions and financial-services firms that offer the Adviser Class. For the six months ended April 30, 1999, shareholder servicing and distribution fees paid to CSI were as follows:

                                                     Shareholder Servicing/
     Fund                                              Distribution Fee
     ----                                            ----------------------
     Balanced
      Common Class                                          $ 43,302
      Advisor Class                                              558
                                                            --------
                                                            $ 43,860
                                                            ========
     Growth & Income
      Advisor Class                                         $227,053
                                                            ========
     Capital Appreciation
      Advisor Class                                         $ 76,666
                                                            ========

3. Line of Credit

     The funds, together with certain other Warburg Pincus Funds have established committed and uncommitted line of credit facilities with PNC for temporary or emergency purposes primarily relating to unanticipated fund share redemptions. Under the terms of the committed line of credit, the Warburg Pincus Funds with access to the facility pay a commitment fee at a rate of .07% per annum on the average daily balance of the line of credit, which is undisbursed and uncanceled during the preceding quarter. In addition, the Warburg Pincus Funds will pay interest on borrowings at the bank's base rate plus .45%. Under the terms of the uncommitted lines of credit, the Warburg Pincus Funds will pay interest on borrowings at the banks base rate plus .55%. Aggregate borrowings for each fund under the committed and uncommitted lines of credit with PNC may not exceed the lowest of (a) thirty-three and one-third percent (33 1/3%) of the assets of such fund, for any fund that does not invest at least sixty-five percent (65%) of its assets in international equity or fixed income securities (an International Fund) and twenty-five percent (25%) of the assets of any fund that is an International Fund or (b) the maximum amount permitted by such fund's investment policies and restrictions. At April 30, 1999, there were no outstanding balances under these line of credit facilities for any of the funds.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

4. Investments in Securities

     For the six months ended April 30, 1999, purchases and sales of investment securities (excluding short-term investments) were as follows:

     Fund                                        Purchases            Sales
     ----                                      ------------       -------------
     Balanced                                  $ 21,021,595       $ 23,304,034
     Growth & Income                            274,280,152        421,644,175
     Capital Appreciation                       633,306,419        587,097,934

   At April 30, 1999, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                                                                 Net Unrealized
                                 Unrealized      Unrealized       Appreciation
     Fund                       Appreciation    Depreciation     (Depreciation)
     ----                       ------------    -------------    --------------
     Balanced                   $  4,778,743    $   (580,403)     $  4,198,340
     Growth & Income             155,153,434     (18,566,264)      136,587,170
     Capital Appreciation        240,935,508      (3,009,455)      237,926,053

5. Capital Share Transactions

     The Balanced Fund and the Growth & Income Fund are each authorized to issue three billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each fund (two billion shares for the Balanced Fund and the Growth & Income Fund) are classified as the Advisor Class. The Capital Appreciation Fund is authorized to issue three billion of full and fractional shares of beneficial interest, $.001 par value per share, of which one billion shares are classified as the Advisor Class.

     Transactions in shares of each fund were as follows:

                                                              Balanced Fund
                                     --------------------------------------------------------------
                                               Common Class                    Advisor Class
                                     -------------------------------    ---------------------------
                                        Six Months        For the        Six Months      For the
                                          Ended          Year Ended        Ended        Year Ended
                                     April 30, 1999      October 31,    April 30, 1999  October 31,
                                       (Unaudited)          1998          (Unaudited)      1998
                                     --------------     ------------    --------------  -----------
Shares sold                                253,102           827,546         7,605          7,713
Shares issued to shareholders on
  reinvestment of dividends                235,562           313,898         1,445          1,373
Shares redeemed                           (644,582)       (1,172,690)       (5,102)        (7,587)
                                       -----------      ------------      --------      ---------
Net increase (decrease) in
  shares outstanding                      (155,918)          (31,246)        3,948          1,499
                                       ===========      ============      ========      =========
Proceeds from sale of shares           $ 3,362,533      $ 11,246,690      $101,193      $ 105,373
Reinvested dividends                     3,019,195         4,046,855        18,473         17,676
Net asset value of shares redeemed      (8,488,022)      (16,087,173)      (66,277)      (101,051)
                                       -----------      ------------      --------      ---------
Net increase (decrease) from
  capital share transactions           $(2,106,294)     $   (793,628)     $ 53,389      $  21,998
                                       ===========      ============      ========      =========

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

5. Capital Share Transactions -- (cont'd)

                                                                    Growth & Income Fund
                                        ----------------------------------------------------------------------
                                                    Common Class                         Advisor Class
                                        ---------------------------------      -------------------------------
                                          Six Months           For the           Six Months          For the
                                            Ended            Year Ended            Ended           Year Ended
                                        April 30, 1999       October 31,       April 30, 1999      October 31,
                                          (Unaudited)           1998             (Unaudited)          1998
                                        --------------      -------------      --------------     ------------
Shares sold                                  5,773,799         20,772,224          1,063,615         1,286,304
Shares issued to shareholders on
  reinvestment of dividends                  1,326,339          6,140,028            173,844           907,279
Shares redeemed                            (14,005,842)       (18,200,978)        (2,629,216)       (1,249,695)
                                         -------------      -------------       ------------      ------------
Net increase (decrease) in
  shares outstanding                        (6,905,704)         8,711,274         (1,391,757)          943,888
                                         =============      =============       ============      ============
Proceeds from sale of shares             $ 102,888,036      $ 364,404,734       $ 19,378,127      $ 22,554,220
Reinvested dividends                        22,975,846         98,961,339          3,009,249        14,597,946
Net asset value of shares redeemed        (250,422,047)      (313,659,176)       (47,263,541)      (21,338,807)
                                         -------------      -------------       ------------      ------------
Net increase (decrease) from
  capital share transactions             $(124,558,165)     $ 149,706,897       $(24,876,165)     $ 15,813,359
                                         =============      =============       ============      ============


                                                                 Capital Appreciation Fund
                                        ----------------------------------------------------------------------
                                                    Common Class                         Advisor Class
                                        ---------------------------------      -------------------------------
                                          Six Months           For the           Six Months          For the
                                            Ended            Year Ended            Ended           Year Ended
                                        April 30, 1999       October 31,       April 30, 1999      October 31,
                                          (Unaudited)           1998             (Unaudited)          1998
                                        --------------      -------------      --------------     ------------


Shares sold                                  8,115,754         11,397,212            197,001           213,912
Shares issued to shareholders on
  reinvestment of dividends                  1,395,652          5,891,863             64,497           343,403
Shares redeemed                             (5,708,066)       (12,000,823)          (472,997)         (822,591)
                                         -------------      -------------       ------------      ------------
Net increase (decrease) in
  shares outstanding                         3,803,340          5,288,252           (211,499)         (265,276)
                                         =============      =============       ============      ============
Proceeds from sale of shares             $ 181,864,893      $ 227,847,570       $  4,443,408      $  4,162,880
Reinvested dividends                        28,206,125        105,110,845          1,282,191         6,054,187
Net asset value of shares redeemed        (126,801,246)      (238,511,569)       (10,874,611)      (16,425,281)
                                         -------------      -------------       ------------      ------------
Net increase (decrease) from
  capital share transactions             $  83,269,722      $  94,446,846       $ (5,149,012)     $ (6,208,214)
                                         =============      =============       ============      ============

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

6. Liabilities

     At April 30, 1999, each fund had the following liabilities:

                                                                                    Capital
                                                 Balanced    Growth & Income     Appreciation
                                                   Fund           Fund               Fund
                                                 --------    ---------------     ------------
Payable for securities purchased (at value)      $790,688      $8,547,365         $32,113,805
Investment advisory fee payable                    11,717         453,321             532,176
Administration services fee payable                 2,789          60,443              76,025
Distribution fees payable                           6,929              --                  --
                                                 --------      ----------         -----------
                                                 $812,123      $9,061,129         $32,722,006
                                                 ========      ==========         ===========

7. Net Assets

     Net assets at April 30, 1999 consisted of the following:

                                                                                          Capital
                                                     Balanced       Growth & Income     Appreciation
                                                       Fund              Fund              Fund
                                                    -----------     ---------------     ------------
Capital contributed, net                            $27,407,534      $529,650,545       $583,458,763
Undistributed net investment income                      39,026            56,109                  0
Accumulated net realized gain (loss)
  from security transactions                          2,547,589        98,605,218         91,403,134
Net unrealized appreciation (depreciation) from
  investments and foreign currency related items      4,222,951       137,044,219        231,525,699
                                                    -----------      ------------       ------------
Net assets                                          $34,217,100      $765,356,091       $906,387,596
                                                    ===========      ============       ============

8. Capital Loss Carryover

     At April 30, 1999, there were no capital loss carryovers available to offset possible future capital gains of any fund.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

9. Other Financial Highlights

     Each fund (other than the Health Sciences Fund) currently offers one other class of shares, the Common Class, representing equal pro rata interests in each of the respective funds. The financial highlights for a Common Class share of each fund are as follows:

                                                                   Warburg Pincus Balanced Fund
                                  ---------------------------------------------------------------------------------------
                                                                          Common Class
                                  ---------------------------------------------------------------------------------------
                                    For the Six
                                   Months Ended
                                  April 30, 1999
PERIOD ENDED:                       (Unaudited)      1998        1997**       1997+        1996+        1995+       1994+
                                  ---------------  -------      -------      -------      -------      ------      ------
Per-share data
Net asset value,
  beginning of period                 $ 13.50      $ 14.38      $ 14.24      $ 11.94     $ 11.12       $11.01      $11.71
                                      -------      -------      -------      -------      -------      ------      ------
Investment activities:
  Net investment income                  0.14         0.25         0.03         0.23        0.16         0.21        0.41
  Net gains on investments
    (both realized and
    unrealized)                          1.30         0.42         0.15         2.46        0.94         1.72        0.32
                                      -------      -------      -------      -------      -------      ------      ------
      Total from investment
       activities                        1.44         0.67         0.19         2.69        1.10         1.93        0.74
                                      -------      -------      -------      -------      -------      ------      ------
Distributions:
  From net investment income            (0.15)       (0.26)       (0.05)       (0.24)      (0.13)       (0.31)      (0.46)
  From realized capital gains           (1.06)       (1.29)          --        (0.15)      (0.15)       (1.51)      (0.98)
                                      -------      -------      -------      -------      -------      ------      ------
      Total distributions               (1.21)       (1.55)       (0.05)       (0.39)      (0.28)       (1.82)      (1.44)
                                      -------      -------      -------      -------      -------      ------      ------
Net asset value, end of period        $ 13.73      $ 13.50      $ 14.38      $ 14.24      $11.94       $11.12      $11.01
                                      =======      =======      =======      =======      =======      ======      ======
      Total return                      11.32%++      5.33%        1.30%++     23.03%       7.37%        1.00%      (5.98)%(a)

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                      $33,992      $35,542      $38,294      $38,926     $30,853       $5,342      $  808
Ratio of expenses to
  average net assets                     1.35%*@      1.35%@       1.35%*@      1.35%@      1.53%@       1.53%@         0%@
    Ratio of net loss to
      average net assets                 1.97%*       1.76%        1.38%*       1.76%       1.66%        2.30%       3.76%
    Decrease reflected in above
      operating expense ratios
      due to waviers/
      reimbursements                     0.61%*       0.62%        0.68%*       0.55%       0.90%        4.51%       5.46%
Portfolio turnover rate                 63.75%++    132.01%          15%++       120%        108%         107%         32%

----------
**   For the two months ended October 31, 1997.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
+    For the period ended August 31.
++   Non-annualized.
*    Annualized.
(a) Sales load not reflected in total return. The sales load was eliminated effective August 31, 1994.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

9. Other Financial Highlights -- (cont'd)

                                                                Warburg Pincus Growth & Income Fund
                                  -----------------------------------------------------------------------------------------------
                                                                           Common Class
                                  -----------------------------------------------------------------------------------------------
                                    For the Six
                                   Months Ended
                                  April 30, 1999
PERIOD ENDED:                       (Unaudited)      1998         1997**         1997+         1996+         1995+         1994+
                                  ---------------  --------      --------      --------      --------     ----------     --------
Per-share data
Net asset value,
  beginning of period                $  16.97      $  18.56      $  18.44      $  14.90      $  16.40     $    14.56     $  16.72
                                     --------      --------      --------      --------      --------     ----------     --------
Investment activities:
  Net investment income                  0.05          0.14          0.02          0.14          0.11           0.22         0.08
  Net gains or losses on
    investments (both realized
    and unrealized)                      3.26          1.36          0.14          3.54         (0.66)          1.98         1.81
                                     --------      --------      --------      --------      --------     ----------     --------
      Total from investment
       activities                        3.31          1.50          0.16          3.67         (0.55)          2.21         1.89
                                     --------      --------      --------      --------      --------     ----------     --------
Distributions:
  From net investment income            (0.05)        (0.14)        (0.04)        (0.13)        (0.14)         (0.18)       (0.08)
  From realized capital gains           (0.53)        (2.95)           --            --         (0.81)         (0.18)       (3.98)
                                     --------      --------      --------      --------      --------     ----------     --------
      Total distributions               (0.58)        (3.09)        (0.04)        (0.13)        (0.95)         (0.37)       (4.05)
                                     --------      --------      --------      --------      --------     ----------     --------
Net asset value, end of period       $  19.70      $  16.97      $  18.56      $  18.44      $  14.90     $    16.40     $  14.56
                                     ========      ========      ========      ========      ========     ==========     ========
      Total return                      20.02%++       9.11%         0.85%++      24.78%        (3.54)%        15.62%       14.41%

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                     $680,871      $703,808      $608,205      $601,159      $727,627     $1,038,193     $410,658
Ratio of expenses to
  average net assets                     1.15%*@       1.19%@        1.18%*@       1.15%@        1.21%@         1.22%        1.28%
    Ratio of net income to
      average net assets                 0.54%*        0.83%         0.75%*        0.80%         0.69%          1.64%        0.41%
    Decrease reflected in above
      operating expense ratios
      due to waviers/
      reimbursements                     0.00%*        0.00%         0.00%         0.00%         0.00%          0.00%        0.00%
Portfolio turnover rate                 37.57%++      78.33%           19%++        148%           94%           109%         150%

----------
**   For the two months ended October 31, 1997.
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the fund's expense ratio.
+    For the period ended August 31.
++   Non-annualized.
*    Annualized.

Warburg Pincus Funds
Notes to Financial Statements (cont'd)
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
9. Other Financial Highlights -- (cont'd)

                                                           Warburg Pincus Capital Appreciation Fund
                                  ---------------------------------------------------------------------------------
                                                                          Common Class
                                  ---------------------------------------------------------------------------------
                                    For the Six
                                   Months Ended                     For the Year Ended October 31,
                                  April 30, 1999   ----------------------------------------------------------------
PERIOD ENDED:                       (Unaudited)      1998          1997           1996         1995         1994
                                  --------------   --------      --------      --------      --------      --------
Per-share data
Net asset value,
  beginning of period                 $ 19.52      $  21.09      $  17.95      $  16.39      $  14.29      $  15.32
                                     --------      --------      --------      --------      --------      --------
Investment activities:
  Net investment income or loss         (0.02)         0.01          0.11          0.08          0.04          0.04
  Net gains or losses on
    investments (both realized
    and unrealized)                      5.21          2.31          4.93          3.53          3.08          0.17
                                     --------      --------      --------      --------      --------      --------
      Total from investment
       activities                        5.19          2.32          5.04          3.61          3.12          0.21
                                     --------      --------      --------      --------      --------      --------
Distributions:
  From net investment income            (0.01)        (0.08)        (0.10)        (0.01)        (0.04)        (0.05)
  From realized capital gains           (0.91)        (3.81)        (1.80)        (2.04)        (0.98)        (1.19)
                                     --------      --------      --------      --------      --------      --------
      Total distributions               (0.92)        (3.89)        (1.90)        (2.05)        (1.02)        (1.24)
                                     --------      --------      --------      --------      --------      --------
Net asset value, end of period       $  23.79      $  19.52      $  21.09      $  17.95      $  16.39      $  14.29
                                     ========      ========      ========      ========      ========      ========
      Total return                      27.41%+       12.75%        30.98%        24.67%        24.05%         1.65%

Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted)                     $878,709      $646,657      $587,091      $407,707      $235,712      $159,346
Ratio of expenses to
  average net assets                     0.98%*@       1.00%@        1.01%@        1.04%@        1.12%@        1.05%
    Ratio of net loss to
      average net assets                (0.19)%*       0.05%         0.54%         0.59%         0.31%         0.26%
    Net investment income                              0.05%         0.54%         0.59%         0.31%         0.26%
    Decrease reflected in above
      operating expense ratios
      due to waviers/
      reimbursements                     0.00%*        0.00%         0.00%         0.00%         0.00%         0.01%
Portfolio turnover rate                 75.02%+      168.67%       238.11%       170.69%       146.09%        51.87%

----------
@ Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00% for the six months ended April 30, 1999 and by .00%, .01% and .01% for the year ended October 31, 1998, 1997 and 1996, respectively. The operating expense ratios after reflecting these arrangements were .98% for the six months ended April 30, 1999 and 1.00%, 1.00% and 1.03% for the year ended October 31, 1998, 1997 and 1996, respectively.
+    Non-annualized.
*    Annualized.

                       This page intentionally left blank

                                 WARBURG PINCUS
                                 ADVISOR FUNDS

                                  COUNSELLORS
                                SECURITIES INC.,
                                  DISTRIBUTOR
                                  800-222-8977

                                     [LOGO]

                                                                    ADUSL-3-0499